Joint Ventures (Parenthetical) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other non current provisions	$ 62,617	$ 34,690
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Other non current provisions	$ 92